PRIMECAP MANAGEMENT COMPANY
                        225 South Lake Avenue, Suite 400
                             Pasadena, CA 91101-3005

November 8, 2004

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE:      PRIMECAP Odyssey Funds
                  Rule 497(j);
                  (File Nos. 333-117063; 811-21597)
                  CIK No.  0001293967


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for PRIMECAP Odyssey Funds Trust (the "Trust"), does not differ from that contained in Pre-Effective Amendment No. 2 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on October 29, 2004.

If you have any questions, please call Joy Ausili at (626) 914-7385.

Very truly yours,

/s/ David H. Van Slooten

David H. Van Slooten
Secretary

cc:      Mike Glazer, Esq.
         Chad Conwell, Esq.